Document And Entity Information	9 Months Ended
Sep. 30, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Precision Therapeutics Inc.
Entity Central Index Key	0001446159
Trading Symbol	aipt
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Common Stock, Shares Outstanding (in shares)	13,398,339
Document Type	S-4/A
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	This Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933.
Entity Ex Transition Period	false